Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Mutual Fund
Entity Central Index Key	0000005506
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
American Mutual Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class A
Trading Symbol	AMRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 28	0.57% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class C
Trading Symbol	AMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 65	1.32% *
*Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class T
Trading Symbol	TAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-1
Trading Symbol	AMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-2
Trading Symbol	AMRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-3
Trading Symbol	AFMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.26% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-A
Trading Symbol	CMLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 30	0.60% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-C
Trading Symbol	CMLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 68	1.37% *
*Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-E
Trading Symbol	CMLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41	0.84% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-T
Trading Symbol	TAFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.37% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-1
Trading Symbol	CMLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.43% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-2
Trading Symbol	FFMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-3
Trading Symbol	FFFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-1
Trading Symbol	RMFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 67	1.35% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-2
Trading Symbol	RMFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 67	1.36% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-2E
Trading Symbol	RMEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 53	1.07% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-3
Trading Symbol	RMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 45	0.91% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-4
Trading Symbol	RMFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 31	0.62% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-5E
Trading Symbol	RMFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.42% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-5
Trading Symbol	RMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Mutual Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-6
Trading Symbol	RMFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.26% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 99,970,000,000
Holdings Count | Holding	180
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.